GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Lifetime 2015 Fund II Institutional Class Ticker: MXMZX Class T Ticker: MXLVX Class T1 Ticker: MXLWX Class L Ticker: MXLQX	Great-West Lifetime 2045 Fund II Institutional Class Ticker: MXVDX Class T Ticker: MXOLX Class T1 Ticker: MXPLX Class L Ticker: MXYLX
Great-West Lifetime 2025 Fund II Institutional Class Ticker: MXPAX Class T Ticker: MXCLX Class T1 Ticker: MXDLX Class L Ticker: MXCDX	Great-West Lifetime 2055 Fund II Institutional Class Ticker: MXYGX Class T Ticker: MXULX Class T1 Ticker: MXVLX Class L Ticker: MXZLX
Great-West Lifetime 2035 Fund II Institutional Class Ticker: MXRJX Class T Ticker: MXILX Class T1 Ticker: MXJLX Class L Ticker: MXLRX

(the “Fund(s)”)

Supplement dated February 19, 2016 to the Prospectus and Summary Prospectuses for

the Funds, each dated May 1, 2015, as supplemented

Notice of Merger

On February 9, 2016, the Board of Directors of Great-West Funds, including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization that provides for the merger of Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II and Great-West Lifetime 2055 Fund II (each a “Target Fund” and collectively the “Target Funds”) into the Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund III and Great-West Lifetime 2055 Fund III, respectively (each an “Acquiring Fund” and collectively the “Acquiring Funds”) (the “Merger”). The Merger does not require shareholder approval. It is anticipated that the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

Target Fund	Acquiring Fund
Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

It is anticipated that the Merger will be consummated on or about April 22, 2016 or on such other date as the officers of Great-West Funds determine (the “Closing Date”). As of the close of business on the Closing Date, beneficial owners of Institutional Class, Class T, Class T1, and Class L shares of each Target Fund will automatically receive a proportionate number of Institutional Class, Class T, Class T1, and Class L shares of the corresponding Acquiring Fund (as set forth below) based on each Fund’s net asset value. Accordingly, when acquiring shares of a Target Fund, you should also consider the strategies and risks of the applicable Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Fund for further information on its strategies and risks.

Target Fund	Acquiring Fund
Great-West Lifetime 2015 Fund II - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares	Great-West Lifetime 2015 Fund III - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares
Great-West Lifetime 2025 Fund II - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares	Great-West Lifetime 2025 Fund III - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares
Great-West Lifetime 2035 Fund II - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares	Great-West Lifetime 2035 Fund III - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares
Great-West Lifetime 2045 Fund II - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares	Great-West Lifetime 2045 Fund III - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares
Great-West Lifetime 2055 Fund II - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares	Great-West Lifetime 2055 Fund III - Institutional Class Shares - Class T Shares - Class T1 Shares - Class L Shares

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

Summary Prospectuses.

Please keep this Supplement for future reference.